Non-controlling interests - Summarised financial information of subsidiary groups (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	R 138,051	R 172,313		R 126,173
Profit for the year	18,980	33,796		30,622
Total comprehensive income	21,349	38,431		28,616
Non-controlling interests (NCI)	584	742		1,310
Net increase in cash and cash equivalents	(5,328)	9,344		14,969
Dividends paid	9,453	18,176		1,698
Non-current assets	105,867	88,163	[1]	81,860	[1]
Current assets	60,764	64,831	[1]	52,243	[1]
Non-current liabilities	(55,408)	(51,108)	[1]	(45,900)	[1]
Current liabilities	(20,219)	(20,541)	[1]	(17,487)	[1]
Equity	91,004	81,345	[1],[2]	70,716	[1],[2]	R 31,138
Non- controlling interests
Disclosure of subsidiaries [line items]
Profit for the year	584	742		1,310
Total comprehensive income	678	733		1,329
Equity	2,903	1,952	[2]	2,780	[2]	R 1,468
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Equity	2,283	1,939		1,768
Operating segments | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Revenue	5,274	4,790		5,051
Profit for the year	1,157	987		1,255
Total comprehensive income	1,156	907		1,485
Non-controlling interests (NCI)	573	487		619
Operating segments | NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Net increase in cash and cash equivalents	153	70		1,626
Dividends paid	255	338		359
Non-current assets	4,303	3,741		3,620
Current assets	2,985	2,821		2,671
Non-current liabilities	(1,183)	(1,120)		(1,055)
Current liabilities	(552)	(553)		(593)
Equity	R 5,553	R 4,889		R 4,643

[1]	* Restated — see note 1.5
[2]	** Restated — see note 1.5